INCOME TAXES - Expiry Date of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,486	$ 949
One year from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	5	2
Two years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	0	5
Three years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7	0
After three years from reporting date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	108	198
No expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,366	$ 744